Leases	9 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
6.	Leases
Lessor
Lease income for the nine and three months ended December 31, 2020 and 2021 are as follows:

	Millions of yen
	Nine months ended December 31, 2020	Nine months ended December 31, 2021
Lease income—net investment in leases
Interest income	¥51,698	¥54,536
Other	1,325	1,848
Lease income—operating leases *	296,520	340,968

Total lease income	¥349,543	¥397,352

*
Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥13,745 million and ¥17,545 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥6,625 million and ¥17,405 million, for the nine months ended December 31, 2020 and 2021, respectively.

	Millions of yen
	Three months ended December 31, 2020	Three months ended December 31, 2021
Lease income—net investment in leases
Interest income	¥17,385	¥18,574
Other	460	850
Lease income—operating leases *	98,559	113,035

Total lease income	¥116,404	¥132,459

*
Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥991 million and ¥2,105 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥3,491 million and ¥6,607 million, for the three months ended December 31, 2020 and 2021, respectively.

Lease income from net investment in leases is included in finance revenues in the consolidated statements of income. Gains and losses from the disposition of net investment in leases were not material for the nine and three months ended December 31, 2020 and 2021.